Variable Interest Entity (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current assets
Cash and cash equivalents		$ 12,440,457	$ 7,748,416
Restricted cash		205,520	2,121,377
Accounts receivable, net		39,352,408	32,495,361
Prepaid taxes		2,396,349	2,136,988
Inventories, net		595,627	1,957,058
Advances to suppliers, net		13,079,889	14,387,228
Prepaid expenses and other receivables, net		91,377	954,362
Total Current Assets (Note 3 at VIE)		68,161,627	70,313,944
Non-current assets
Property, plant and equipment, net		2,700,034	3,240,620
Manufacturing rebate receivable	¥ 53,942,315	7,746,116	9,795,512
Intangible assets, net		12,959,017	15,268,062
Goodwill		0	8,861,361
Total Assets (Note 3 at VIE)		115,450,777	134,194,014
Current liabilities
Bank acceptance notes payable		205,520	2,121,377
Accounts payable		1,650,851	2,524,462
Customer deposits		6,955,142	865,615
Taxes payable		102,704	344,563
Due to related parties		1,626,120	2,102,175
Accrued liabilities and other payables		1,444,896	1,598,104
Total Current Liabilities (Note 3 at VIE)		19,133,641	22,154,815
Non-current liabilities
Deferred tax liability		1,784,875	2,053,512
Total Liabilities (Note 3 at VIE)		20,918,516	24,208,327
VIE [Member]
Current assets
Cash and cash equivalents		70,420	33,638
Restricted cash		205,520	2,121,377
Accounts receivable, net		795,240	2,033,535
Prepaid taxes		894,051	936,579
Inventories, net		239,222	1,205,280
Advances to suppliers, net		93,241	14,655
Prepaid expenses and other receivables, net		73,378	70,074
Total Current Assets (Note 3 at VIE)		2,371,072	6,415,138
Non-current assets
Property, plant and equipment, net		1,139,398	1,388,749
Manufacturing rebate receivable		7,746,116	9,795,512
Intangible assets, net		12,764,272	15,056,810
Goodwill		0	8,861,361
Total Assets (Note 3 at VIE)		24,020,858	41,517,570
Current liabilities
Bank acceptance notes payable		205,520	2,121,377
Accounts payable		1,165,718	1,878,713
Customer deposits		113,657	35,749
Taxes payable		0	13,703
Due to related parties		943,584	1,233,155
Accrued liabilities and other payables		442,280	614,150
Total Current Liabilities (Note 3 at VIE)		2,870,759	5,896,847
Non-current liabilities
Deferred tax liability		1,784,875	2,053,512
Total Liabilities (Note 3 at VIE)		$ 4,655,634	$ 7,950,359